Significant accounting judgements, estimates and assumptions - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Significant accounting judgements, estimates and assumptions
Unrecognized unused tax loss	R$ 4,380	R$ 4,066